Schedule of Investments (unaudited) April 30, 2022	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

New York — 138.6%

Corporate — 4.3%
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(a)	$420	$438,077
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35.	5,025	5,713,782
New York State Environmental Facilities Corp., RB, AMT, 2.75%, 09/01/50(b)	665	662,178
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	320	339,828
AMT, 5.00%, 10/01/40	875	914,845
New York Transportation Development Corp., Refunding
ARB
AMT, 2.25%, 08/01/26	1,475	1,430,945
AMT, 3.00%, 08/01/31	1,180	1,095,711
Niagara Area Development Corp., Refunding RB, Series A, AMT, 4.75%, 11/01/42(a)	2,710	2,613,681

		13,209,047

County/City/Special District/School District — 28.5%
City of New York NY, GO, Series F-1, 5.00%, 03/01/44	2,000	2,208,788
City of New York, GO
Series A, 5.00%, 08/01/43	1,500	1,637,029
Series A -1, 4.00%, 08/01/50	2,085	2,077,333
Series C, 5.00%, 08/01/42	385	424,733
Series D, 5.38%, 06/01/32	25	25,056
Series D-1, 4.00%, 03/01/44	620	622,882
Sub-Series D-1, 5.00%, 08/01/31	1,820	1,875,980
Sub-Series F-1, 5.00%, 04/01/43	930	1,001,974
City of New York, Refunding GO
Series E, 5.00%, 02/01/23(c)	2,500	2,559,530
Series E, 5.50%, 08/01/25	1,180	1,226,202
County of Nassau New York, GO
Series B, (AGM), 5.00%, 07/01/45	1,000	1,090,670
Series C, 5.00%, 10/01/29	500	553,723
County of Nassau New York, Refunding GO, Series C, 5.00%, 10/01/31	1,420	1,568,492
Erie County Industrial Development Agency, Refunding RB, Series A, (SAW), 5.00%, 05/01/28	565	610,264
Haverstraw-Stony Point Central School District, GO,
(AGM SAW), 5.00%, 10/15/36	120	124,852
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/39	2,440	2,583,784
Series A, 5.00%, 02/15/42	2,255	2,386,063
New York City Industrial Development Agency, RB(d)
(AGC), 0.00%, 03/01/35	500	298,242
(AGC), 0.00%, 03/01/42	3,710	1,576,490
(AGC), 0.00%, 03/01/45	2,000	729,682
New York City Industrial Development Agency, RB, CAB, (AGC), 0.00%, 03/01/39(d)	1,000	491,829
New York City Industrial Development Agency, Refunding RB
4.00%, 03/01/45	6,000	6,056,862
(AGM), 4.00%, 03/01/45	360	362,702
(AGM), 3.00%, 03/01/49	4,750	3,833,825
Series A, AMT, 5.00%, 07/01/28	1,125	1,128,561
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series D-1, 5.00%, 02/01/32	5,000	5,209,870
Sub-Series A-3, 4.00%, 08/01/43	1,035	1,063,233

Security	Par (000)	Value

County/City/Special District/School District (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB (continued)
Sub-Series B-1, 5.00%, 11/01/35	$425	$440,685
Sub-Series B-1, 5.00%, 11/01/36	340	351,592
Sub-Series E-1, 5.00%, 02/01/39	1,015	1,090,484
Sub-Series E-1, 5.00%, 02/01/42	670	671,042
Sub-Series E-1, 5.00%, 02/01/43	3,600	3,817,901
Subordinate, 4.00%, 05/01/39	2,045	2,054,992
Subordinate, 5.00%, 02/01/44	1,000	1,112,796
Subordinate, 4.00%, 02/01/51	2,000	2,004,354
Series A-2, Subordinate, 5.00%, 08/01/38	2,545	2,737,328
Series C-3, Subordinate, 5.00%, 05/01/41	2,445	2,628,072
Series F-1, Subordinate, 4.00%, 02/01/51	1,880	1,847,623
Series F-1, Subordinate, 5.00%, 02/01/51	540	592,369
New York Convention Center Development Corp., RB, CAB(d)
Series A, Senior Lien, 0.00%, 11/15/47	3,000	806,376
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/55	4,000	759,704
New York Convention Center Development Corp., Refunding RB
5.00%, 11/15/40	5,755	5,934,625
5.00%, 11/15/45	7,290	7,449,148
New York Liberty Development Corp., Refunding RB
3.13%, 09/15/50	4,390	3,649,196
Series 1, Class 1, 5.00%, 11/15/44(a)	4,545	4,589,241
Series 2, Class 2, 5.38%, 11/15/40(a)	680	701,724
Trust for Cultural Resources of The City of New York, Refunding RB, Series A, 5.00%, 08/01/23(c)	410	424,494

		86,992,397

Education — 17.7%
Albany Capital Resource Corp., Refunding RB
4.00%, 07/01/41	595	563,483
4.00%, 07/01/51	615	539,605
Series A, 5.00%, 12/01/33	175	180,379
Series A, 4.00%, 12/01/34	130	130,081
Amherst Development Corp., Refunding RB
5.00%, 10/01/43	535	549,151
5.00%, 10/01/48	410	418,177
Buffalo & Erie County Industrial Land Development Corp.,
Refunding RB, Series A, 5.00%, 06/01/35	345	361,628
Build NYC Resource Corp., RB
5.00%, 02/01/33(a)	405	405,073
5.75%, 02/01/49(a)	455	462,063
Series A, 4.00%, 06/15/31	350	344,181
Series A, 5.13%, 05/01/38(a)	660	675,988
Series A, 5.50%, 05/01/48(a)	270	277,637
Build NYC Resource Corp., Refunding RB
5.00%, 06/01/33	300	313,735
5.00%, 06/01/35	350	364,216
5.00%, 06/01/40	690	715,148
5.00%, 08/01/47	135	146,154
5.00%, 11/01/47	515	585,090
Series A, 5.00%, 06/01/38	750	776,987
County of Cattaraugus New York, RB
5.00%, 05/01/34	170	174,083
5.00%, 05/01/39	125	127,702
Dobbs Ferry Local Development Corp., RB
5.00%, 07/01/39	1,000	1,031,942
5.00%, 07/01/44	500	515,352

1

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Dutchess County Local Development Corp., RB
5.00%, 07/01/43	$450	$480,429
5.00%, 07/01/48	680	721,717
4.00%, 07/01/49	3,000	2,890,596
Dutchess County Local Development Corp., Refunding RB 5.00%, 07/01/42	755	803,793
4.00%, 07/01/46	1,430	1,421,855
Geneva Development Corp., RB, 5.25%, 09/01/23(c)	900	936,602
Hempstead Town Local Development Corp., Refunding RB
5.00%, 10/01/34	310	322,075
5.00%, 10/01/35	935	969,156
4.00%, 07/01/37	220	220,944
5.00%, 07/01/47	320	339,508
Monroe County Industrial Development Corp., Refunding RB, Series A, 5.00%, 07/01/23(c)	960	991,893
New York State Dormitory Authority, RB
1st Series, (AMBAC), 5.50%, 07/01/40	1,440	1,766,386
Series A, 5.25%, 01/01/34	2,000	2,080,358
Series A, 5.50%, 01/01/39	2,000	2,075,974
Series A, 5.00%, 07/01/43	1,260	1,375,001
New York State Dormitory Authority, Refunding RB
5.00%, 07/01/42	300	301,632
5.00%, 07/01/44	2,130	2,193,847
Series A, 5.25%, 07/01/23(c)	6,820	7,065,977
Series A, 5.00%, 07/01/24(c)	500	525,476
Series A, 5.00%, 07/01/33	530	561,806
Series A, 5.00%, 07/01/34	250	262,812
Series A, 5.00%, 07/01/35	3,445	3,639,229
Series A, 5.00%, 07/01/37	835	875,864
Series A, 5.00%, 07/01/38	255	276,991
Series A, 5.00%, 07/01/43	2,960	3,074,682
Series B, 5.00%, 07/01/42	1,225	1,231,880
Onondaga County Trust for Cultural Resources, Refunding RB, 5.00%, 05/01/40	1,065	1,132,681
Orange County Funding Corp., Refunding RB
Series A, 5.00%, 07/01/37	540	541,569
Series A, 5.00%, 07/01/42	335	335,548
Schenectady County Capital Resource Corp., Refunding RB, 5.00%, 07/01/32	500	502,116
Troy Capital Resource Corp., Refunding RB
4.00%, 08/01/35	890	902,769
4.00%, 09/01/40	1,285	1,290,644
Trust for Cultural Resources of The City of New York, Refunding RB
Series A, 5.00%, 07/01/37	1,105	1,146,348
Series A, 5.00%, 07/01/41	500	518,062
Yonkers Economic Development Corp., RB, Series A, 5.00%, 10/15/54	300	301,023
Yonkers Economic Development Corp., Refunding RB
Series A, 5.00%, 10/15/40	70	71,863
Series A, 5.00%, 10/15/50	115	116,011

		53,922,972

Health — 6.5%
Buffalo & Erie County Industrial Land Development Corp., RB, 5.25%, 07/01/35	500	514,549
Dutchess County Local Development Corp., RB, Series B, 4.00%, 07/01/41	2,150	2,177,118

Security	Par (000)	Value

Health (continued)
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	$305	$303,943
Monroe County Industrial Development Corp., RB
4.00%, 12/01/41	600	578,657
5.00%, 12/01/46	960	998,272
Series A, 5.00%, 12/01/37	1,100	1,109,830
Monroe County Industrial Development Corp., Refunding
RB 4.00%, 12/01/46	530	500,393
Series A, 5.00%, 12/01/32	420	425,145
New York State Dormitory Authority, RB, Series D, 4.25%, 05/01/39	1,000	1,001,139
New York State Dormitory Authority, Refunding RB
4.00%, 07/01/39	1,165	1,006,159
Series A, 5.00%, 05/01/43	3,430	3,599,517
Catholic Health Services, 4.00%, 07/01/38	890	777,156
Oneida County Local Development Corp., Refunding RB
(AGM), 3.00%, 12/01/44	1,800	1,614,883
(AGM), 4.00%, 12/01/49	1,100	1,118,128
Suffolk County Economic Development Corp., RB, Series C, Catholic Health Services, 5.00%, 07/01/32	530	555,734
Tompkins County Development Corp., Refunding RB, 5.00%, 07/01/44	110	112,531
Westchester County Healthcare Corp., Refunding RB, Series B, Senior Lien, 6.00%, 11/01/30	85	85,190
Westchester County Local Development Corp., Refunding RB
5.00%, 01/01/28	675	685,273
5.00%, 01/01/34	1,750	1,774,236
5.00%, 07/01/46(a)	920	877,444

		19,815,297

Housing — 8.5%
New York City Housing Development Corp., RB, M/F Housing
3.15%, 11/01/44	250	211,913
Series B-1, 5.00%, 07/03/23(c)	1,300	1,343,161
Series B-1, 5.25%, 07/03/23(c)	3,720	3,841,782
Series C-1A, 4.20%, 11/01/44	1,000	988,268
Series F-1, (FHA), 2.50%, 11/01/51	5,000	3,539,045
New York City Housing Development Corp., Refunding RB, M/F Housing
Series B-1-A, 3.65%, 11/01/49	1,555	1,387,673
Series D-A1, (FHA), 2.30%, 11/01/45	2,665	1,877,223
New York State Housing Finance Agency RB, M/F Housing, Series G, (SONYMA), 2.60%, 11/01/46	6,000	4,520,526
New York State Housing Finance Agency, RB, M/F Housing
Series B, (FHLMC SONYMA, FNMA, GNMA), 4.00%, 11/01/42	110	107,995
Series E, (SONYMA FNMA), 4.15%, 11/01/47	1,485	1,430,775
Series H, 4.25%, 11/01/51	1,000	984,775
Series J-1, (SONYMA HUD SECT 8), 2.88%, 11/01/56	2,750	2,020,084
Series M-1, (FHA), 2.65%, 11/01/54	1,600	1,145,383
Series P, 3.15%, 11/01/54	1,420	1,122,101
State of New York Mortgage Agency, RB, S/F Housing, Series 239, (SONYMA), 2.70%, 10/01/47	2,000	1,515,914

		26,036,618

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State — 12.5%
New York City Transitional Finance Authority Building Aid Revenue, RB, Sub-Series S-1B, (SAW), 4.00%, 07/15/42	$1,500	$1,508,582
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, Subordinate, (SAW), 4.00%, 07/15/38	5,715	5,785,918
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/36	1,905	2,052,697
Series A, 5.00%, 03/15/39	760	822,591
Series A, 5.00%, 02/15/42	2,250	2,411,291
Series A, 5.00%, 03/15/43	265	284,778
Series B, 5.00%, 03/15/38	560	604,616
Series B, 5.00%, 03/15/39	960	1,028,177
Series C, 4.00%, 03/15/45	1,225	1,225,266
New York State Dormitory Authority, Refunding RB
Series A, 5.25%, 03/15/39	3,045	3,339,984
Series A, 4.00%, 03/15/43	2,500	2,491,480
Series A, 4.00%, 03/15/46	1,100	1,090,936
Series A, 4.00%, 03/15/47	3,465	3,407,557
Series E, 5.00%, 03/15/41	2,200	2,386,960
New York State Thruway Authority Highway & Bridge Trust Fund, Refunding RB, Series A, 5.00%, 04/01/32	2,750	2,755,335
New York State Urban Development Corp., RB
Series C, 5.00%, 03/15/30	1,885	1,927,514
Series C, 5.00%, 03/15/32	2,000	2,044,182
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 4.00%, 10/15/24(c)	2,845	2,961,978

		38,129,842

Tobacco — 3.8%
Chautauqua Tobacco Asset Securitization Corp.,Refunding RB
4.75%, 06/01/39	400	408,274
5.00%, 06/01/48	550	560,357
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(a)	1,400	1,419,058
New York Counties Tobacco Trust VI, Refunding RB
Series A-2-B, 5.00%, 06/01/45	430	449,981
Series A-2-B, 5.00%, 06/01/51	2,340	2,441,479
Series C, 4.00%, 06/01/51	2,250	1,918,321
Niagara Tobacco Asset Securitization Corp., Refunding RB
5.25%, 05/15/34	250	261,105
5.25%, 05/15/40	630	653,689
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	910	963,426
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	1,130	1,143,027
Sub-Series C, 5.13%, 06/01/51	1,225	1,304,213

		11,522,930

Transportation — 35.4%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	1,015	1,070,183
Metropolitan Transportation Authority, RB
Series A-1, 5.25%, 11/15/23(c)	1,080	1,129,876
Series E, 5.00%, 11/15/38	5,650	5,744,530
Metropolitan Transportation Authority, Refunding RB
Series A, 4.00%, 11/15/51	8,335	8,214,826
Series A-1, 5.25%, 11/15/57	1,000	1,054,064
Series B, 5.00%, 11/15/37	1,000	1,047,070

Security	Par (000)	Value

Transportation (continued)
Metropolitan Transportation Authority, Refunding RB (continued)
Series D, 5.25%, 11/15/23(c)	$1,660	$1,736,663
Series F, 5.00%, 11/15/30.	3,500	3,537,727
Sub-Series B-1, 5.00%, 11/15/31	1,500	1,555,608
Sub-Series B-1, 5.00%, 11/15/51	480	504,694
Sub-Series B-2, 4.00%, 11/15/34	1,750	1,801,753
Sub-Series C-1, 5.00%, 11/15/34	1,860	1,932,795
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	5,160	5,257,106
New York Liberty Development Corp., Refunding RB
Series 1, 4.00%, 02/15/43	2,385	2,415,976
Series 1, 2.75%, 02/15/44	3,125	2,326,131
Series-A, 3.00%, 11/15/51	8,795	7,020,802
New York State Bridge Authority, RB, Series A, 4.00%, 01/01/46	1,050	1,080,068
New York State Thruway Authority, RB
Series A, Junior Lien, 5.00%, 01/01/41	365	380,884
Series A, Junior Lien, 5.25%, 01/01/56	1,130	1,198,414
New York State Thruway Authority, Refunding RB
Series J, 5.00%, 01/01/41	2,500	2,577,158
Series K, 5.00%, 01/01/32	3,325	3,514,868
Series L, 5.00%, 01/01/33	90	98,503
Series L, 5.00%, 01/01/34	140	152,635
Series L, 5.00%, 01/01/35	170	184,786
Series B, Subordinate, 4.00%, 01/01/45	1,300	1,268,747
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/34	5,000	5,357,520
AMT, 4.00%, 12/01/42	5,000	4,678,380
Series A, AMT, (AGM-CR), 4.00%, 07/01/41	1,100	1,090,510
Series A, AMT, 5.00%, 07/01/41	1,040	1,078,245
Series A, AMT, 5.00%, 07/01/46	1,270	1,314,987
Series A, AMT, 5.25%, 01/01/50	7,895	8,179,220
New York Transportation Development Corp., RB, AMT, 4.00%, 04/30/53	2,000	1,958,112
Port Authority of New York & New Jersey, ARB, Consolidated, 220th Series, AMT, 4.00%, 11/01/59	2,320	2,171,149
Port Authority of New York & New Jersey, Refunding ARB
Series 179, 5.00%, 12/01/38	820	848,178
178th Series, AMT, 5.00%, 12/01/43	930	945,127
195th Series, AMT, 5.00%, 04/01/36	750	789,982
Consolidated, 177th Series, AMT, 4.00%, 01/15/43	1,120	1,085,284
Series 178th, AMT, 5.00%, 12/01/33	750	770,675
State of New York Thruway Authority, RB, Series B, Subordinate, 4.00%, 01/01/53.	675	656,143
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/42	1,000	1,067,109
Series A, 5.00%, 11/15/56	360	392,469
Series B, 5.00%, 11/15/40	870	915,397
Series B, 5.00%, 11/15/45	310	323,619
Series C- 2, Senior Lien, 4.00%, 05/15/46	5,000	4,935,500
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/29	810	831,123
Series A, 5.25%, 11/15/45	1,330	1,390,971
Series A, 5.00%, 11/15/50	1,000	1,035,062
Series A-1, 4.00%, 05/15/46	7,000	6,950,811

3

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB (continued)
Series B, 5.00%, 11/15/38	$725	$784,554
Triborough Bridge & Tunnel Authority, Refunding RB,
CAB, Series B, 0.00%, 11/15/32(d)	2,335	1,610,814

		107,966,808

Utilities — 21.4%
Long Island Power Authority, RB
(AGM), 0.00%, 06/01/28(d)	3,515	2,911,039
5.00%, 09/01/36	340	365,453
5.00%, 09/01/38	3,375	3,645,162
5.00%, 09/01/42	290	307,723
5.00%, 09/01/47	1,640	1,751,185
Series C, (AGC), 5.25%, 09/01/29	4,000	4,604,148
Long Island Power Authority, Refunding RB, Series B, 5.00%, 09/01/46	515	538,436
New York City Municipal Water Finance Authority, RB, 4.00%, 06/15/50	5,000	5,009,365
NEW YORK CITY NY MUNI WTR FIN NYCUTL 06/45 FIXED 4, 4.00%, 06/15/45	3,500	3,457,482
New York City Water & Sewer System, RB
3.00%, 06/15/50	4,395	3,684,052
3.00%, 06/15/51	605	494,764
4.00%, 06/15/51	8,965	8,817,777
New York City Water & Sewer System, Refunding RB 4.00%, 06/15/40	1,825	1,826,139
Series DD, 5.25%, 06/15/47	245	261,768
Series EE, 5.00%, 06/15/40	700	754,048
Series HH, 5.00%, 06/15/39	3,500	3,661,931
Sub-Series AA-1, 4.00%, 06/15/50	1,000	999,207
Sub-Series FF-2, Subordinate, 4.00%, 06/15/41	455	458,664
New York Power Authority, RB, (AGM), 4.00%, 11/15/61	10,000	9,969,529
New York State Environmental Facilities Corp., RB
Series B, 5.00%, 09/15/40	635	670,284
Series B, Subordinate, 5.00%, 06/15/48	1,760	1,913,593
New York State Environmental Facilities Corp., Refunding RB, 4.00%, 06/15/47	3,110	3,148,769
Utility Debt Securitization Authority, Refunding RB, Series TE, Restructured, 5.00%, 12/15/41	5,690	5,890,208
Western Nassau County Water Authority, RB, Series A, 5.00%, 04/01/25(c)	250	268,969

		65,409,695

Total Municipal Bonds in New York		423,005,606

Puerto Rico — 6.7%

State — 5.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,731	1,752,499
Series A-1, Restructured, 5.00%, 07/01/58	7,731	7,913,297
Series A-2, Restructured, 4.33%, 07/01/40	3,004	2,978,790
Series A-2, Restructured, 4.78%, 07/01/58	1,544	1,570,206
Series B-1, Restructured, 4.75%, 07/01/53	130	131,592
Series B-2, Restructured, 4.78%, 07/01/58	126	127,512
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	5,916	1,662,142

		16,136,038

Security	Par (000)	Value

Tobacco — 0.5%
Children’s Trust Fund, Refunding RB, 5.63%, 05/15/43	$1,385	$1,408,767

Utilities — 0.9%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB
Series A, Senior Lien, 5.00%, 07/01/33	2,160	2,168,305
Series A, Senior Lien, 5.13%, 07/01/37	620	622,487

		2,790,792

Total Municipal Bonds in Puerto Rico		20,335,597

Total Municipal Bonds — 145.3% (Cost: $456,879,655)		443,341,203

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

New York — 28.4%

County/City/Special District/School District — 3.3%
City of New York, GO
Sub-Series I-1, 5.00%, 03/01/36	2,250	2,328,914
Sub-Series-D1, Series D, 5.00%, 12/01/43(f)	4,000	4,331,358
City of New York, Refunding GO, Series B, 4.00%, 08/01/32	1,790	1,813,087
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Sub-Series F-1, 5.00%, 05/01/38	1,424	1,529,353

		10,002,712

Education — 1.4%
Trust for Cultural Resources of The City of New York, Refunding RB, Series A, 5.00%, 08/01/23(c)	4,038	4,180,166

Housing — 1.7%
New York City Housing Development Corp., Refunding RB, Series A, 4.25%, 11/01/43	5,248	5,301,625

State — 3.6%
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/32	1,000	1,111,890
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/49	3,300	3,254,363
Series C, 5.00%, 03/15/39	1,000	1,082,358
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/47	3,503	3,520,851
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 5.00%, 10/15/24(c)	1,995	2,123,322

		11,092,784

Transportation — 11.2%
New York State Thruway Authority, Refunding RB(f)
Series B, Subordinate, 4.00%, 01/01/45	5,998	5,854,022
Series B, Subordinate, 4.00%, 01/01/53	4,489	4,363,569
Port Authority of New York & New Jersey, ARB, AMT, Series 221, 4.00%, 07/15/60	2,864	2,710,038
Port Authority of New York & New Jersey, Refunding ARB 194th Series, 5.25%, 10/15/55	2,925	3,070,926
Consolidated, Series 211, 5.00%, 09/01/48	4,760	5,103,139
Triborough Bridge & Tunnel Authority, RB, Series A, 4.00%, 11/15/54(f)	8,059	7,951,316
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/46	3,000	3,146,009
Series C-2, 5.00%, 11/15/42	1,665	1,806,022

		34,005,041

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities — 7.2%
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	$7,126	$6,935,084
Utility Debt Securitization Authority, Refunding RB
Series A, Restructured, 5.00%, 12/15/35	3,000	3,253,625
Series B, 4.00%, 12/15/35	840	868,924
Series TE, Restructured, 5.00%, 12/15/41	10,587	10,959,312

		22,016,945

Total Municipal Bonds in New York		86,599,273

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 28.4% (Cost: $89,348,992)		86,599,273

Total Long-Term Investments — 173.7% (Cost: $546,228,647)		529,940,476

	Shares

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Liquidity Funds New York Money Fund Portfolio, 0.24%(g)(h)	365,499	365,499

Total Short-Term Securities — 0.1% (Cost: $365,499)		365,499

Total Investments — 173.8% (Cost: $546,594,146)		530,305,975

Other Assets Less Liabilities — 2.0%		6,004,056

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (17.1)%		(52,136,500)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs —(58.7)%		(179,049,700)

Net Assets Applicable to Common Shares — 100.0%		$305,123,831

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between December 1, 2026 to May 15, 2028, is $14,850,375.

(g)	Affiliate of the Trust.
(h)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds New York Money Fund Portfolio	$8,503,848	$—	$(8,138,349	)(a)	$—	$—	$365,499	365,499	$2,045	$—

(a)	Represents net amount purchased (sold).

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Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock New York Municipal Income Trust (BNY)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	151	06/21/22	$17,976	$820,177
U.S. Long Bond	227	06/21/22	31,894	1,635,597
5-Year U.S. Treasury Note	189	06/30/22	21,274	695,893

				$3,151,667

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$443,341,203	$—	$443,341,203
Municipal Bonds Transferred to Tender Option Bond Trusts	—	86,599,273	—	86,599,273
Short-Term Securities
Money Market Funds	365,499	—	—	365,499

	$365,499	$529,940,476	$—	$530,305,975

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$3,151,667	$—	$—	$3,151,667

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock New York Municipal Income Trust (BNY)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(52,089,188)	$—	$(52,089,188)
VRDP Shares at Liquidation Value	—	(179,400,000)	—	(179,400,000)

	$—	$(231,489,188)	$—	$(231,489,188)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

HUD SECT 8	U.S. Department of Housing and Urban Development Section 8

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

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